INCOME TAXES - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 2,539	$ 3,101
State	307	216
Foreign	26	248
Total Current	2,872	3,565
Deferred
Federal	12,848	69
State	3,591	(549)
Total Deferred	16,439	(480)
Provision for income taxes	$ 19,311	$ 3,085